Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 1	13,616,504
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 2	$ 0.39
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 3	4,150,000
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 4	$ 0.95
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 5	10,770,000
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 6	$ 0.75
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 7	7,517,779
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 8	$ 0.44
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 9	250,000
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 10	$ 0.91
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 11	450,000
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 12	$ 0.73
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 13	50,000
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 14	$ 0.91
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 15	(10,923,681)
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 16	$ 0.32
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 17	(1,439,985)
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 18	$ 0.89
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 19	24,440,617
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 20	$ 0.67
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 21	10,630,000
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 22	$ 0.85
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 23	250,000
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 24	$ 0.95
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 25	150,000
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 26	$ 0.66
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 27	150,000
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 28	$ 0.62
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 29	(4,162,617)
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 30	$ 0.43
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 31	(850,000)
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 32	$ 1.65
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 33	30,608,000
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 34	$ 0.74